Significant Accounting Policies - Going concern (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Going concern
Current assets	$ 468,372	$ 325,580
Current liabilities	533,056	779,123
Working capital position	(64,684)
Current portion of borrowings	294,977	553,161
Unamortized fees	10,998	12,486
Unearned revenue	71,228	$ 69,768
GAS-fifteen Ltd
Going concern
Current portion of borrowings	79,099
Unamortized fees	$ 691